Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels, port terminals and other fixed assets, net
Balance	$ 409,489
Additions	10,775
Additions	(23,322)	$ (23,105)	$ (24,146)
Disposals	(47)
Transfers / Restructuring of capital lease	137,357	0	0
Revaluation of vessels due to termination of capital lease obligation	(5,243)	0	(210)
Balance	529,009	409,489
Cost
Vessels, port terminals and other fixed assets, net
Balance	590,217	585,483	577,102
Additions	10,775	4,734	8,591
Disposals	(3,660)
Transfers / Restructuring of capital lease	137,357		(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Balance	729,446	590,217	585,483
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(180,728)	(157,623)	(133,477)
Additions	(23,322)	(23,105)	(24,146)
Disposals	3,613
Balance	(200,437)	(180,728)	(157,623)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	409,489	427,860	443,625
Additions	(12,547)	(18,371)	(15,555)
Disposals	(47)
Transfers / Restructuring of capital lease	137,357		(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Balance	529,009	409,489	427,860
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	475,380	470,946	464,968
Additions	5,531	738	6,188
Disposals	(3,585)
Transfers / Restructuring of capital lease		3,696	(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Balance	472,083	475,380	470,946
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(150,040)	(131,146)	(111,139)
Additions	(17,603)	(18,894)	(20,007)
Disposals	3,585
Balance	(164,058)	(150,040)	(131,146)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	325,340	339,800	353,829
Additions	(12,072)	(18,156)	(13,819)
Transfers / Restructuring of capital lease		3,696	(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Balance	308,025	325,340	339,800
Dry Port Terminals | Cost
Vessels, port terminals and other fixed assets, net
Balance	80,103	79,651	78,385
Additions	4,362	452	1,266
Transfers / Restructuring of capital lease	137,357
Balance	221,822	80,103	79,651
Dry Port Terminals | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(15,823)	(13,619)	(11,446)
Additions	(4,826)	(2,204)	(2,173)
Balance	(20,649)	(15,823)	(13,619)
Dry Port Terminals | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	64,280	66,032	66,939
Additions	(464)	(1,752)	(907)
Transfers / Restructuring of capital lease	137,357
Balance	201,173	64,280	66,032
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	29,121	29,035	28,014
Additions	698	1,599	1,021
Transfers / Restructuring of capital lease		(1,513)
Balance	29,819	29,121	29,035
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(11,568)	(10,279)	(9,021)
Additions	(411)	(1,289)	(1,258)
Balance	(11,979)	(11,568)	(10,279)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	17,553	18,756	18,993
Additions	287	310
Additions			(237)
Transfers / Restructuring of capital lease		(1,513)
Balance	17,840	17,553	18,756
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	5,613	5,851	5,735
Additions	184	1,945	116
Disposals	(75)
Transfers / Restructuring of capital lease		(2,183)
Balance	5,722	5,613	5,851
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(3,297)	(2,579)	(1,871)
Additions	(482)	(718)	(708)
Disposals	28
Balance	(3,751)	(3,297)	(2,579)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	2,316	3,272	3,864
Additions		1,227
Additions	(298)		(592)
Disposals	(47)
Transfers / Restructuring of capital lease		(2,183)
Balance	$ 1,971	$ 2,316	$ 3,272